Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000241219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Real Estate ETF
Without Sales Load [Member] | C000241219
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.45%)	5.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	22.51%
Beta Advantage® Research Enhanced REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research Enhanced REIT Index
Average Annual Return, Percent	(2.12%)	5.82%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Average Annual Return, Percent	2.27%	7.01%